Segment and geographic information - Depreciation and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 120,394	$ 126,853	$ 123,218
Property and equipment expenditures	114,999	86,311	265,235
Brazil
Segment Reporting Information [Line Items]
Property and equipment expenditures	50,217	39,127	146,322
NOLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	23,800	17,250	42,892
SLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	40,640	29,934	75,984
Corporate and Others
Segment Reporting Information [Line Items]
Depreciation and amortization	5,372	5,288	4,894
Property and equipment expenditures	342	0	37
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	115,881	122,737	124,083
Operating Segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	54,883	59,466	63,467
Operating Segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	34,810	35,812	31,192
Operating Segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	26,188	27,459	29,424
Purchase Price Allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (859)	$ (1,172)	$ (5,759)